Risk Management and Financial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risk Management and Financial Instruments [Line Items]
Description of reasonably possible changes in risk	Group is exposed and a sensitivity analysis for each type of risk, consisting in the presentation of the effects in the finance income (expense), net, when subjected to possible changes, CDI by 50% and 100%, other rates by 25% and 50% and currency and commodities exposure by of 15% to 30%, in the relevant variables for each risk.
Purchase of cattle	$ 33,500,000	$ 33,500,000
Securities pledged as commodities and futures	$ 553,846	$ 136,554